Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of cash and cash equivalents

	2024	2023

Voluntary deposits at central banks	4,781,039	3,308,040
Reverse repurchase agreement	2,291,807	61
Bank balances	1,943,399	1,759,018
Short-term investments	169,488	854,846
Other cash and cash equivalents	9	1,475
Total	9,185,742	5,923,440